Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUES	$ 6,443,357	$ 12,158,102	$ 12,543,556
COST OF GOODS SOLD	(5,464,591)	(9,961,988)	(11,231,253)
COST OF GOODS SOLD - IDLE CAPACITY	(345,424)
GROSS PROFIT	633,342	2,196,114	1,312,303
SELLING AND MARKETING EXPENSES	(59,841)	(105,473)	(150,152)
GENERAL AND ADMINISTRATIVE EXPENSES	(4,440,314)	(4,208,197)	(2,902,040)
FINANCE COSTS	(26,935)	(147,588)	(57,774)
LOSS FROM OPERATIONS	(3,893,748)	(2,265,144)	(1,797,663)
OTHER INCOME
Interest income	244,840	27,928	199
Foreign exchange gain	47,237	125,480	9,318
Other income	156,390	455,833	401,631
Total other income, net	448,467	609,241	411,148
LOSS BEFORE PROVISION FOR INCOME TAXES	(3,445,281)	(1,655,903)	(1,386,515)
PROVISION FOR INCOME TAXES	(56,237)
NET LOSS	(3,501,518)	(1,655,903)	(1,386,515)
COMPREHENSIVE LOSS
Net loss	(3,501,518)	(1,655,903)	(1,386,515)
Foreign currency translation adjustments	(214,916)	(420,941)	52,289
COMPREHENSIVE LOSS	$ (3,716,434)	$ (2,076,844)	$ (1,334,226)
Weighted average number of ordinary shares outstanding
Basic	18,060,000	15,342,849	13,000,000
Diluted	18,060,000	15,342,849	13,000,000
LOSS PER SHARE - BASIC	$ (0.19)	$ (0.11)	$ (0.11)
LOSS PER SHARE - DILUTED	$ (0.19)	$ (0.11)	$ (0.11)